Dresdner RCM Global Investors LLC
                         4 Embarcadero Center
                         San Francisco, CA  94111



January 5, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:        Dresdner RCM Equity Funds, Inc. (the Company):
           Dresdner RCM Biotechnology Fund and Dresdner RCM
Emerging Markets Fund (the funds)
           File Nos. 33-97572 and 811-9100

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this certifies that the form of Prospectuses and Statements of Additional Information for the above referenced funds that would have been filed under paragraph (b) or (c) do not differ from those contained in the most recent registration statement, which was filed electronically on December 31, 1997.

Sincerely,


/s/Richard W. Ingram